Total interest bearing deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Deposits Savings Deposits	$ 6,694,014	$ 6,473,215
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	5,601,261	5,103,398
Total savings, NOW, money market and other interest bearing demand deposits	12,295,275	11,576,613
Time Deposits Abstract
Time Deposits Less Than 100000	5,666,973	6,473,095
Time Deposits 100000 Or More	3,243,736	4,236,945
Total certificates of deposit	8,910,709	10,710,040
Total interest bearing deposits	$ 21,205,984	$ 22,286,653